Note 17 - Leases - Undiscounted Cash flows Due to Operating Leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 213
2023	219
2024	222
2025	219
2026	225
2027 and thereafter	1,847
Total undiscounted cash flows	2,945
Discount on cash flows	(561)
Other Liabilities [Member]
Total lease liabilities	$ 2,384